Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The accompanying CFS are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The CFS include the financial statements of EZGO, its subsidiaries, its VIE and its VIE’s subsidiaries for which EZGO is the primary beneficiary.

(b)	Consolidation

The CFS include the financial statements of EZGO, its subsidiaries, its VIE and its VIE’s subsidiaries for which EZGO is the primary beneficiary. Consolidation of subsidiaries begins from the date the Company obtains control of the subsidiaries and ceases when the Company loses control of the subsidiaries. All inter-company transactions, balances and unrealized gains or losses on transitions among the Company and its subsidiaries have been eliminated upon consolidation.

A non-controlling interest in a subsidiary of the Company represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the Consolidated Balance Sheets and net income and other comprehensive income attributable to non-controlling shareholders are presented as a separate component on the Consolidated Statements of Operations.

(c)	Use of estimates

The preparation of CFS in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period and accompanying notes, including allowance for doubtful accounts, the useful lives of property, plants and equipment, impairment of short-term investments and long-lived assets, valuation allowance for deferred tax assets and uncertain tax opinions. Actual results could differ from those estimates.

(d)	Reclassifications

Subscription receivable and additional paid-in capital in Consolidated Balance Sheet as of fiscal 2021, have been reclassified for comparative purposes to conform with current year’s presentation. The reclassifications had no impact on the Company’s net income, shareholders’ equity, or cash flows as previously reported.

(e)	Discontinued operation

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or non-profit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held for sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff). For any component classified as held for sale or disposed of by sale or other than by sale that qualify for presentation as a discontinued operation in the period, the Company has reported the assets and liabilities of the discontinued operation as current asset of discontinued operation, and current liabilities of discontinued operation in the Consolidated Balance Sheets as of September 30, 2021 and 2022. The results of operations of discontinued operation for the years ended September 30, 2020, 2021 and 2022 were reflected separately in the Consolidated Statements of Operations as a single line item for all periods presented in accordance with U.S. GAAP. Cash flows from discontinued operation of the three categories for the years ended September 30, 2020, 2021 and 2022 were separately presented in the Consolidated Statements of Cash Flows for all periods presented in accordance with U.S. GAAP.

(f)	Fair value measurement

The Company applies Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures which defines fair value (“FV”), establishes a framework for measuring FV and expands financial statement disclosure requirements for FV measurements. ASC Topic 820 defines FV as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for identical or similar assets and liabilities in active markets or in inactive markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the FV. The carrying amounts of the Company’s financial instruments approximate their FVs because of their short-term nature. The Company’s financial instruments include cash and cash equivalents, short-term investments, accounts receivable, amount due from related parties, amount due to related parties, short-term borrowings and accounts payable.

(g)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash, and have insignificant risk of changes in value related to changes in interest rates and have original maturities of three months or less when purchased.

(h)	Restricted cash

Restricted cash is bank deposits with designated use, which cannot be withdrawn without certain approval or notice. As of September 30, 2021 and 2022, the Company had restricted bank deposits of $1,115,354 and $23,228 respectively. The balances as of September 30, 2021 mainly were the restricted deposits in the escrow account set up by the Company with a third-party escrow agent in the United States. The Company funded such account with the public offering on the Nasdaq Capital Market (“Nasdaq”) that may be utilized to fund any bona fide indemnification claims. All fund cannot be withdrawn or used until the applicable period expires. The restricted deposits in the escrow account were released during the year ended September 30, 2022.

(i)	Short-term investments

Short-term investments include wealth management product and convertible debt instrument, which are classified as available-for-sale debt investments in accordance with ASC topic 320 (“ASC 320”), Investments—Debt Securities. Short-term investments are measured at FV and interest income is recognized in earnings. The unrealized gains or losses from the changes in FVs are reported net of tax in accumulated other comprehensive income until realized. The Company reviews available-for-sale debt investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s FV, the Company considers, among other factors, general market conditions, expected future performance of the investees, the duration, and the extent to which the FV of the investment is less than the cost, and the Company’s intent and ability to hold the investment. OTTI, if any, is recognized as loss in the Consolidated Statements of Operations. For the years ended September 30, 2020, 2021 and 2022, the Company did not record any OTTI.

(j)	Accounts receivable, net

Accounts receivable, net are stated at the original amount less an allowance for doubtful receivables, if any, based on a review of all outstanding amounts at period end. An allowance is also made when there is objective evidence that the Company will not be able to collect all amounts due according to the original terms of the receivables. The Company analyzes the aging of the customer accounts, coverage of credit insurance, customer concentrations, customer credit-worthiness, historical and current economic trends and changes in its customer payment patterns when evaluating the adequacy of the allowance for doubtful accounts. For the years ended September 30, 2020, 2021 and 2022, the Company recorded bad debt expense $20,790, nil and $1,036,654 from continuing operations and nil, $11,438 and $79,877 from discontinued operation, respectively.

(k)	Inventories, net

Inventories, primarily consisting of the raw materials purchased by the Company for battery packs assembling and e-bicycles production, and finished goods including battery packs and e-bicycles, are stated at the lower of cost or net realizable value. Cost of inventory is determined using weighted-average method. Where there is evidence that the value of inventories, in their disposal or in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the inventories are written down to net realizable value.

(l)	Advances to suppliers, net

Advances to suppliers refer to advances for purchase of materials or other service agreements, which are applied against accounts payable when the materials or services are received. The Company reviews a supplier’s credit history and background information before advancing a payment. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Company would provide allowance for such amount in the period when it is considered impaired. For the years ended September 30, 2020, 2021 and 2022, the Company provided bad debt expense of nil, nil and $57,637 from continuing operations and nil, nil and $1,166 from discontinued operation respectively, against advance to suppliers.

(m)	Property, plant and equipment, net

Property, plant and equipment is stated at cost less accumulated depreciation and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Building	20 years
Equipment for rental business	2.5-5 years
Production line for e-bicycles	5-10 years
Furniture, fixtures and office equipment	3-5 years
Vehicles	4-10 years
Leasehold improvements	5 years

(n)	Land use right

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on straight-line basis over the useful life of land use right. The land use right has a term of 36.5 years and expires on December 4, 2057.

(o)	Impairment of long-lived assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its carrying amount. The Company did not record any impairment charge for the years ended September 30, 2020, 2021 and 2022.

(p)	Long term investment

Equity investments without readily determinable FVs are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes in accordance with ASC topic 321, Investments – Equity Securities.

(q)	Value added tax

EZGO’s China subsidiaries, VIE and VIE’s subsidiaries are subject to value-added tax (“VAT”) for providing services and sales of products. Revenue from providing services and sales of products is generally subject to VAT at applicable tax rates, and subsequently paid to PRC tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected in accrued expenses and other payables. The Company reports revenue net of PRC’s VAT for all the periods presented in the Consolidated Statements of Operations.

(r)	Revenue recognition

The Company follows ASU 2014-09, Revenue from Contracts with Customers (ASC Topic 606), starting October 1, 2017 using the modified retrospective method for the revenue from sales of self-manufactured battery cell, battery pack and e-bicycles and battery cell trading.

The core principle of ASC Topic 606 is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customers

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

Revenue recognition policies are discussed as follows:

Revenue from sales of self-manufactured battery cells, battery packs and e-bicycles

The Company sells products to different customers, primarily sales of self-manufactured battery cells (see Note 13 Discontinued Operation), self-assembled battery packs and e-bicycles. The Company presents the revenue generated from its sales of products on a gross basis as the Company is a principal. The revenue is recognized at when the Company satisfies the performance obligation by transferring the promised product to a customer upon acceptance by customers.

The Company’s contract liabilities primarily relate to unsatisfied performance obligations when payment has been received from customers before the Company’s products are delivered, and are recorded as “advances from customers”.

Revenues from sales of self-manufactured battery cells and lithium batteries and e-bicycles services via sublease agent and its own application named Yidianxing are revenues from the Company’s discontinued operation, and are represented separately in the Consolidated Statements of Operations for the years ended September 30, 2020, 2021 and 2022 (see Note 13). The disaggregation of the Company’s revenues from continuing operations for the years ended September 30, 2020, 2021 and 2022 were presented in Note 14.

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Company has satisfied its performance obligation and has unconditional right to the payment. The Company has no contract assets as of September 30, 2021 and 2022.

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year.

(s)	Cost of revenue

Cost of revenue consists primarily of cost of products, labor cost, depreciation, maintenance, and other overhead expenses.

(t)	Share-based compensation

The Company applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for all of its share-based payments. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or equity award. All the Company’s grants of share-based awards were classified as equity awards and are recognized in the financial statements based on their grant date fair values.

The Company has elected to recognize compensation expense using the straight-line method for all awards granted with graded vesting based on service conditions. The Company has also elected to account for forfeitures as they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited.

(u)	Income taxes

The Company accounts for income taxes using the asset/liability method prescribed by ASC 740 Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000 ($14,500). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation for tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

(v)	Foreign currency translation

The reporting currency of the Company is the U.S. dollar (“USD” or “$”). The functional currency of subsidiaries, VIE and VIE’s subsidiaries located in China is the Chinese Renminbi (“RMB”), the functional currency of subsidiaries located in Hong Kong is the U.S. dollar (“USD” or “$”). For the entities whose functional currency is the RMB, result of operations and cash flows are translated at average exchange rates during the period, assets, liabilities, and receivables from a shareholder in equity are translated at the unified exchange rate at the end of the period, and except for receivables from a shareholder, other equity items are translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive loss in the Consolidated Statements of Comprehensive Income (loss).

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

The Consolidated Balance Sheets amounts, with the exception of equity, on September 30, 2021 and 2022 were translated at RMB6.4434 to $1.00 and at RMB7.1135 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Operations and Cash Flows for the fiscal years ended September 30, 2020, 2021 and 2022 were RMB7.0056 to $1.00, RMB6.5072 to $1.00 and RMB6.5532 to $1.00, respectively.

(w)	Segment reporting

The Company organized its operations into two operating segments. The segments reflect the way the Company evaluates its business performance and manages its operations by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

The Company determined it has in two operating segments: (1) Battery cells and packs, and (2) e-bicycles sales segment. The Company’s reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies.

As the Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenue and expense are derived from within the PRC, no geographical segments are presented.

(x)	Net income (loss) per ordinary share

Basic income (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted income (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Potentially dilutive shares are excluded from the computation if their effect is antidilutive.

(y)	Comprehensive income (loss)

Comprehensive income (loss) is comprised of the Company’s net income and other comprehensive income (loss). The components of other comprehensive (income) loss consist of foreign currency translation adjustments and unrealized gain on available for sale short term investments.

(z)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(aa)	Recent Accounting Standards

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In February 2016, FASB issued ASU No. 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. In July 2018, ASU 2016-02 was updated with ASU 2018-11, Targeted Improvements to ASC Topic 842, which provides entities with relief from the costs of implementing certain aspects of the new leasing standard. Specifically, under the amendments in ASU 2018-11, (1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 and (2) lessors may elect not to separate lease and non-lease components when certain conditions are met. In November 2019, ASU 2019-10, Codification Improvements to ASC 842 modified the effective dates of all other entities. In June 2020, ASU 2020-05 defer the effective date for one year for entities in the “all other” category. For all other entities, the amendments in ASU 2020-05 are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early application of the guidance continues to be permitted. The Company will adopt ASU 2016-02 on October 1, 2022 and will use the additional modified retrospective transition method provided by ASU No. 2018-11 for the adoption. The Company is in the process of evaluating the effect of the adoption of this ASU. Based on the portfolio of leases as of September 30, 2022, a right-of-use asset of approximately $224,167 and a lease liability of approximately $221,688 were recognized on the Company’s consolidated balance sheet upon its adoption date of October 1, 2022, primarily relating to the rental of office space, production space and storage space. The Company does not expect any material impact on net assets and the consolidated statement of comprehensive loss as a result of adopting the new standard.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses”, which will require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU No. 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11 and ASU 2020-02 to provide additional guidance on the credit losses standard. For all other entities, the amendments for ASU 2016-13 are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. Adoption of the ASUs is on a modified retrospective basis. The Company will adopt ASU 2016-13 from October 1, 2023. The Company is in the process of evaluating the effect of the adoption of this ASU.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its CFS.